Financial instruments and risks (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Instruments
The Company holds the following financial instruments (in USD thousands):

	December 31,
	2024	2023
Financial assets at amortized cost
Cash and cash equivalents	$80,226	$123,251
Accounts receivable	7,436	13,557
Other financial non-current assets	994	1,382
Total financial assets at amortized cost	$88,656	$138,190
Financial assets at fair value through statement of loss
Total financial assets	$88,656	$138,190
Financial liabilities at amortized cost
Accounts payable	5,220	5,391
Accrued expenses	13,217	17,808
Lease liabilities	16,793	18,601
Borrowings	13,237	—
Total financial liabilities at amortized cost	48,467	41,800
Financial liabilities at fair value through statement of loss
Warrant obligations	444	—
Total financial liabilities	$48,911	$41,800

Schedule of Fair Value Hierarchy for Financial Assets Measured at Fair Value on a Recurring Basis
The following table presents the Company’s fair value hierarchy for its financial assets and financial liabilities that were measured at fair value on a recurring basis as of December 31, 2024 (in thousands):

	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents:
Money market funds	$39,586	$—	$—
Total financial assets	$39,586	$—	$—

Financial liabilities:
Warrant obligation:
Perceptive Credit Holdings warrants	$—	$444	$—
Total financial liabilities	$—	$444	$—
The following table presents the Company’s fair value hierarchy for its financial assets that were measured at fair value on a recurring basis as of December 31, 2023 (in thousands):

	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents
Money market funds	$60,683	$—	$—
Total financial assets	$60,683	$—	$—

Schedule of Fair Value Hierarchy for Financial Liabilities Measured at Fair Value on a Recurring Basis
The following table presents the Company’s fair value hierarchy for its financial assets and financial liabilities that were measured at fair value on a recurring basis as of December 31, 2024 (in thousands):

	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents:
Money market funds	$39,586	$—	$—
Total financial assets	$39,586	$—	$—

Financial liabilities:
Warrant obligation:
Perceptive Credit Holdings warrants	$—	$444	$—
Total financial liabilities	$—	$444	$—
The following table presents the Company’s fair value hierarchy for its financial assets that were measured at fair value on a recurring basis as of December 31, 2023 (in thousands):

	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents
Money market funds	$60,683	$—	$—
Total financial assets	$60,683	$—	$—

Summary of Maturity Profile of Financial Liabilities
The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted cash flows (in USD thousands):

	Net carrying amount	Within 1 year	Between 1 and 5 years	After 5 years	Total
December 31, 2024
Lease liabilities	$16,793	$2,739	$12,518	$4,469	$19,726
Accounts payable	5,220	5,220	—	—	5,220
Accrued expenses	13,217	13,217	—	—	13,217
Borrowings	13,237	—	15,000	—	15,000
Total contractual liabilities	$48,467	$21,176	$27,518	$4,469	$53,163

December 31, 2023
Lease liabilities	$18,601	$3,195	$9,729	$6,364	$19,288
Accounts payable	5,391	5,391	—	—	5,391
Accrued expenses	17,808	17,808	—	—	17,808
Total contractual liabilities	$41,800	$26,394	$9,729	$6,364	$42,487

Summary of Significant Foreign Exchange Rates
The significant exchange rates that have been applied to these consolidated financial statements are listed below:

	December 31,		For the twelve months ended December 31,
	2024	2023	2024	2023	2022
Currency	Spot rate		Average rate
USD/CHF	0.90740	0.84110	0.88064	0.89855	0.95500
USD/EUR	0.96530	0.90580	0.92455	0.92478	0.95146
USD/GBP	0.79870	0.78440	0.78267	0.80428	0.81177
USD/BRL	6.17360	4.85250	5.39155	4.97372	5.16678

Summary of Loss Before Tax to Changes in Foreign Exchange Rates
The sensitivity of the Company’s income to possible changes in foreign exchange rates is measured at the local entity level as it depends on the functional currency of each entity. As of December 31, 2024, 2023, and 2022 the Company was exposed principally to movements in four cross currency pairs. The sensitivity of the Company’s loss before tax to such changes was as follows (in USD thousands):

	December 31,
	2024			2023			2022
Increase / (decrease) in USD/CHF exchange rate by 10%	562	/	(562)	3,034	/	(3,034)	6,614	/	(6,614)
Increase / (decrease) in EUR/CHF exchange rate by 10%	(75)	/	75	508	/	(508)	(94)	/	94
Increase / (decrease) in GBP/CHF exchange rate by 10%	25	/	(25)	(23)	/	23	(83)	/	83
Increase / (decrease) in USD/EUR exchange rate by 10%	(2,605)	/	2,605	(513)	/	513	503	/	(503)

Summary of Equity to Changes in Foreign Exchange Rates	As of December 31, 2024 and 2023 the sensitivity of the Company’s equity to such changes, measured against the USD, was as follows (in USD thousands):

	December 31,
	2024			2023
Increase / (decrease) in USD/CHF exchange rate by 10%	(1,520)	/	1,520	(1,552)	/	1,552
Increase / (decrease) in USD/EUR exchange rate by 10%	2,244	/	(2,244)	383	/	(383)
Increase / (decrease) in USD/GBP exchange rate by 10%	61	/	(61)	18	/	(18)